Related Parties (Details) - Southland Holdings Llc [Member] - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Other noncurrent assets	$ 3,186,000	$ 4,123,000
Long-term debt	195,597,000	162,685,000
Accrued liabilities	115,057,000	120,142,000
Related party transactions	32,287	33,603
Accounts Receivable From Employees [Member]
Related Party Transaction [Line Items]
Accounts receivable, net	177	1,433
Accountsr Rceivable From Officers [Member]
Related Party Transaction [Line Items]
Accounts receivable, net	2,693	2,793
Accounts Receivable From Related Parties [Member]
Related Party Transaction [Line Items]
Accounts receivable, net	1,347	1,348
Accounts Receivable From The Preferred Stockholders [Member]
Related Party Transaction [Line Items]
Other noncurrent assets	128	766
Notes Payable Due To Southland Holdings Members [Member]
Related Party Transaction [Line Items]
Long-term debt	8,912	8,786
Amounts Due To Collaborative Arrangement [Member]
Related Party Transaction [Line Items]
Accrued liabilities	$ 19,030	$ 18,477